Convertible Notes Payable	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 10 - CONVERTIBLE NOTES PAYABLE

The table below details the convertible notes payable activity during the year ended December 31, 2021 (there was no activity during 2022, as all convertible notes payable balances were zero as of December 31, 2021):

		Maturity
		Date
		(as amended,	01/01/21	Impact	Conversions	Common	12/31/21
	Effective	if	Principal	of	to Common	Shares	Principal
	Date	applicable)	Balance	Extinguishment	Stock	Issued	Balance
Dominion	06/12/20	02/11/21	$833,334	$-	$(833,334)	16,920	$-
Kingsbrook	06/12/20	02/11/21	101,000	-	(101,000)	1,689	-
Alpha Capital	06/12/20	02/11/21	616,111	(316,111)	(300,000)	4,748	-
Bridge Note	12/27/19	08/28/21	365,750	-	(365,750)	7,915	-
Total			$1,916,195	$(316,111)	$(1,600,084)	31,272	$-

The following table details the convertible notes payable – related party activities during the years ended December 31, 2021 (there was no activity during 2022, as the balance was zero as of December 31, 2021):

	For the Year Ended December 31, 2021
	Effective Date	Maturity Date (as amended, if applicable)	01/01/21 Principal Balance	Debt Issued	Unpaid Interest Capitalized to Principal	Settlement Debt	Conversions to Common Stock	12/31/21 Principal Balance
180 LP Convertible Note	09/24/13	09/25/15	160,000	-	-	-	(160,000)	-
180 LP Convertible Note	06/16/14	06/16/17	10,000	-	-	(10,000)	-	-
180 LP Convertible Note	07/08/14	07/08/17	100,000	-	-	-	(100,000)	-
Total			$270,000	$-	$-	$(10,000)	$(260,000)	$-

Dominion, Kingsbrook and Alpha Convertible Promissory Note

Upon closing of the Business Combination, the Dominion (defined below), Kingsbrook and Alpha (defined below) Convertible Promissory Notes were assumed.

Dominion Convertible Promissory Notes

	Dominion
	Principal	Debt Discount	Net
Balance at January 1, 2021	$833,334	$-	$833,334
Impact of conversion	(833,334)	-	(833,334)
Balance at December 31, 2021	$-	$-	$-

On June 12, 2020 (the “Dominion Issue Date”), KBL entered into a $1,666,667 10% Secured Convertible Promissory Note and $138,889 10% Senior Secured Convertible Extension Promissory Note (together the “Dominion Convertible Promissory Notes”) with Dominion Capital LLC (“Dominion”), which was issued to Dominion in conjunction with 20,000 shares of common stock (the “Dominion Commitment Shares”) and assumed a discount of $722,996, which has been amortized to interest expense over the term of the debt. The Company agreed to pay the principal amount with interest, which was due and payable on February 11, 2021, unless converted under terms and provisions as set forth within the Dominion Convertible Promissory Notes. The Dominion Convertible Promissory Notes provided Dominion with the right to convert, at any time, all or any part of the outstanding principal and accrued but unpaid interest into shares of the Company’s common stock at a conversion price of $105.60 per share.

During the year ended December 31, 2021, the Company recorded interest expense of $31,080 as of December 31, 2021 associated with the Dominion Convertible Promissory Notes. See Convertible Debt Conversions of the Dominion, Kingsbrook and Alpha Convertible Promissory Notes further on in this note for the details related to the 2021 conversions of the notes.

Kingsbrook Convertible Promissory Note

	Kingsbrook
	Principal	Debt Discount	Net
Balance at January 1, 2021	$101,000	$-	$101,000
Impact of conversion	(101,000)	-	(101,000)
Balance at December 31, 2021	$-	$-	$-

On June 12, 2020 (the “Kingsbrook Issue Date”), KBL entered into a $1,657,522 10% Secured Convertible Promissory Note and $138,889 10% Senior Secured Convertible Extension Promissory Note (together with “Kingsbrook Convertible Promissory Notes”) with Kingsbrook Opportunities Master Fund LP (“Kingsbrook”), which was issued to Kingsbrook in conjunction with 1,250 shares of common stock (the “Kingsbrook Commitment Shares”) and an assumed debt discount of $685,615, which has been amortized to interest expense over the term of the debt.  The Company has agreed to pay the principal amount with guaranteed interest, which was due and payable on February 11, 2021, unless converted under terms and provisions as set forth within the Kingsbrook Convertible Promissory Notes. The Kingsbrook Convertible Promissory Notes provide Kingsbrook with the right to convert, at any time, all or any part of the outstanding principal and accrued but unpaid interest into shares of the Company’s common stock at a conversion price of $105.60 per share.

During the year ended December 31, 2021, the Company recorded interest expense of $10,010 as of December 31, 2021 associated with the Kingsbrook Convertible Promissory Notes. See Convertible Debt Conversions of the Dominion, Kingsbrook and Alpha Convertible Promissory Notes further on in this note for the details related to the 2021 conversions of the notes.

Alpha Convertible Promissory Note

	Alpha
	Principal	Debt Discount	Net
Balance at January 1, 2021	$616,111	$-	$616,111
Impact of extinguishment	(316,111)	-	(316,111)
Impact of conversion	(300,000)	-	(300,000)
Balance at December 31, 2021	$-	$-	$-

On September 8, 2020 (the “Alpha Issue Date”), KBL entered into a $1,111,111 10% Secured Convertible Promissory Note (the “Alpha Convertible Promissory Note”) with Alpha Capital Anstalt (“Alpha”), which was issued to the Holder in conjunction with 5,000 shares of common stock and an assumed debt discount of $800,421, which has been amortized to interest expense over the term of the debt. The Company has promised to pay the principal and guaranteed interest, which was due and payable on April 7, 2021 unless converted under terms and provisions as set forth within the Alpha Capital Anstalt Convertible Note. The Alpha Convertible Promissory Note provides Alpha with the right to convert, at any time, all or any part of the outstanding principal and accrued but unpaid interest into shares of the Company’s common stock at a conversion price of $105.60 per share.

During the year ended December 31, 2021, the Company recorded interest expense of $58,510 as of December 31, 2021 associated with the Alpha Convertible Promissory Notes. See Convertible Debt Conversions of the Dominion, Kingsbrook and Alpha Convertible Promissory Notes further on in this note for the details related to the 2021 conversions of the notes.

2021 Convertible Debt Conversion/Extinguishment of the Dominion, Kingsbrook and Alpha Convertible Promissory Notes

The holders of the Secured Convertible Promissory Notes elected to convert principal and interest into shares of the Company’s common stock during 2021 as follows:

							Loss on
						Fair Value	Extinguishment
	Principal		Derivative	Total	Common	of	of
	Balance	Interest	Liabilities	Amount	Shares	Shares	Convertible
	Converted	Converted	Converted	Converted	Issued	Issued	Notes
Dominion Convertible Promissory Note	$833,333	$83,333	$133,033	$1,049,700	16,920	$1,255,037	$(205,337)
Kingsbrook Convertible Promissory Note	101,000	10,100	136,800	247,900	1,689	174,253	73,647
Alpha Capital Convertible Promissory Note	300,000	12,417	321,370	633,787	4,748	511,834	121,953
Total	$1,234,333	$105,850	$591,203	$1,931,387	23,357	$1,941,124	$(9,737)

During the third quarter of 2021, certain noteholders elected to convert certain convertible notes payable with an aggregate principal balance of $1,234,333 and an aggregate accrued interest balance of $105,850 into an aggregate of 23,357 shares of the Company’s common stock at conversion prices ranging from $49.00-$65.80 per share. The shares issued upon the conversion of the convertible promissory notes had a fair value at issuance of $1,941,124.

Alpha – Extinguishment

On February 3, 2021, an event of default was triggered under a convertible note held by Alpha Capital Anstalt (“Alpha” and the “Alpha Capital Note”); on July 29, 2021, the Company reached a settlement agreement with Alpha (the “Alpha Settlement Agreement”) which provided for Alpha to convert the remaining principal and accrued interest associated with the convertible note in exchange for 7,500 shares of the Company’s common stock plus a three-year warrant to purchase 1,250 additional shares of the Company’s common stock at an exercise price of $141.40 per share. The Company determined that the shares and warrants had an aggregate value of $1,156,177 as of July 29, 2021. On July 29, 2021, the $1,156,177 aggregate carrying value of the principal, accrued interest, derivative liability and settlement accrual associated with the Alpha Capital Note were extinguished while the $1,060,500 fair value of the common stock was recorded within equity and the $95,677 fair value of the Alpha Warrant was recorded as a derivative liability (see Note 8, Derivative Liabilities for additional information).

Bridge Notes

On January 3, 2020 and December 27, 2019, the Company issued convertible bridge notes in the aggregate amount of $82,500 and $250,000 under the same terms. The total outstanding principal amount of convertible bridge notes of $332,500 (the “Bridge Notes”) and the respective accrued interest will automatically convert into a portion of the 17.5 million shares of KBL common stock to be received upon the consummation of the Business Combination Agreement at a conversion price equal to the lesser of $6.00 per KBL share or 60% of the implied valuation at such time, as defined. The Bridge Notes accrue interest at 15% per annum. On July 7, 2020, the Company entered into an amendment agreement with each Bridge Noteholder (the “Amended Bridge Notes”). Pursuant to the terms of the Amended Bridge Notes, the principal under each Amended Bridge Note is increased by 10%, which can be converted; the number of conversion shares is equal to (A) the outstanding principal amount plus interest being converted, divided by (B) the lesser of (i) $4.23 per share or (ii) the per share price equal to 0.60 multiplied by the per share price of one share of common stock sold by the Company as part of a PIPE transaction. On October 7, 2020, the Company entered into an additional amendment with each Amended Bridge Noteholder pursuant to which the Amended Bridge Notes will no longer mature upon the date that the Registration Statement is declared effective by the SEC. Since the change in cash flows was not more than 10%, this amendment was deemed to be a modification. On March 8, 2021, the holders of the Company’s convertible bridge notes, which were issued on December 27, 2019 and January 3, 2020 to various purchasers, converted an aggregate of $432,384, which included accrued interest of $66,633 owed under such convertible bridge notes, into an aggregate of 7,920 shares of common stock pursuant to the terms of such notes, as amended, at a conversion price of $54.60 per share.

180 LP Convertible Notes

In connection with the Reorganization, the Company assumed $270,000 of debt related to convertible notes payable (the “Notes”); during the second quarter of 2021, the Company repaid a certain related party convertible note payable in cash for the principal amount of $10,000 and $1,873 of accrued interest. During the third quarter of 2021, the $260,000 remaining principal balance of convertible notes payable owed to a related party, plus $96,208 of related accrued interest, was converted into 2,969 shares of the Company’s common stock, pursuant to a debt conversion agreement dated September 30, 2021.

Interest on Convertible Notes

During the years ended December 31, 2021, the Company recorded interest expense of $109,767 related to convertible notes payable, and recorded interest expense - related parties of $42,529 related to convertible notes payable - related parties.